SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details)	1 Months Ended				7 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) Share	Sep. 30, 2020 shares	Jun. 30, 2020 shares	Feb. 29, 2020	Dec. 31, 2020 USD ($) Share shares	Dec. 31, 2021 USD ($) Share shares	May 31, 2020 USD ($) Share shares	May 22, 2020 USD ($) Share
Supplemental Disclosure Of Cash Flow [Line Items]
Conversion on loan payable (shares) | shares					1,258,992	505,050
Conversion on loan payable					$ 5,736,480	$ 4,141,329
Issuance of committed shares (shares) | shares						401,875
Committed shares not issued					4,111,181
Value of common shares issued for vesting of RSU					$ 225,426	$ 364,976	$ 290,135
Number of common shares issued for vesting of RSU | shares					75,000	40,000	90,805
Reallocation from reserves for stock options exercised					$ 96,254	$ 216,086	$ 696,214
Number of stock options exercised | Share					88,875	200,832	565,603
Reallocation from reserves for share purchase warrants exercised					$ 223,846		$ 503,121
Number of share purchase warrants exercised | shares					724,170		959,698
Wharf Acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares			899,201		899,201
Aggregate value of acquisitions of royalty interests					$ 4,964,152
Fosterville Acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares		467,730			467,730
Aggregate value of acquisitions of royalty interests					$ 3,786,452
Higginsville PPR [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares					828,331
Aggregate value of acquisitions of royalty interests					$ 6,937,974
Genesis and GSI acquisitions [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Issuance of committed shares						$ 4,111,181
Issuance of committed shares (shares) | shares						401,875
Number of common shares issued for acquisitions | Share	401,875				401,875
Committed shares not issued	$ 4,111,181				$ 4,111,181
Idaho Resources Corp. Acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions | Share								357,121
Common shares issued for acquisitions								$ 2,108,443
Alamos Acquisitions [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares							2,574
Aggregate value of acquisitions of royalty interests							$ 8,529
NuevaUnión acquisition [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Trade and other payables recognised as of acquisition date							250,000
Percentage of NSR royalty interest				2.00%
Tower Mountain project [Member]
Supplemental Disclosure Of Cash Flow [Line Items]
Proceeds from sale of project							$ 115,013
Percentage of NSR royalty interest							2.00%